Investment Strategy - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with applicable rules of the U.S. Securities and Exchange Commission (“SEC”). The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or U.S. Government securities) in order to qualify as a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In addition, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. For purposes of these policies, “U.S. Government securities” include securities issued or guaranteed as to principal or interest by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (collectively, “government sponsored enterprises”).

The Fund’s investments in U.S. Government securities may include those backed by the full faith and credit of the U.S. Government, which include direct obligations of the U.S. Treasury (e.g., U.S. Treasury bills, notes and bonds) and securities issued by certain government sponsored enterprises such as the Government National Mortgage Association (“Ginnie Mae”). The U.S. Government securities in which the Fund invests also may include securities issued by government sponsored enterprises, that are sponsored or chartered by Congress but whose securities are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. These government sponsored enterprises include, but are not limited to, the Federal Home Loan Banks (“FHLBanks”), Federal National Mortgage

Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Federal Farm Credit Banks Funding Corporation (“Federal Farm Credit Banks”).

The Fund may invest a substantial portion of its assets in securities issued by these government sponsored enterprises.

The Fund, like all other money market funds, is subject to the diversification, liquidity, credit quality, maturity, and other requirements of Rule 2a-7 under the 1940 Act.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market, or other unfavorable conditions, or to meet regulatorily-imposed liquidity requirements, however, the Fund may temporarily invest its assets in cash in a defensive manner. The Fund also may increase its investments in cash in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increases in redemptions. Although the Fund seeks to be fully invested, to the extent that the Fund invests in cash, the Fund may not achieve its investment objective.

The Fund may sell a security to satisfy redemption requests, increase cash, or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security is required to comply with SEC requirements regarding the quality, maturity, duration, and diversification of the Fund’s portfolio.